Summary of Significant Accounting Policies (Details) - Schedule of Estimated Economic Useful Lives of the Intangible Assets	Sep. 30, 2023
Patents [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Estimated Economic Useful Lives of the Intangible Assets [Line Items]
Intangible assets Estimated useful life	5 years
Software Copyrights [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Estimated Economic Useful Lives of the Intangible Assets [Line Items]
Intangible assets Estimated useful life	5 years